Schedule of costs incurred are summarized below and include both amounts expensed and capitalized (Details Narrative) - Oil And Gas Producing Activities [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales to third parties	$ 1,311	$ 1,105	$ 871
Intersegment	76,579	54,479	33,524
Net operation revenues	77,890	55,584	34,395
Production costs	(20,050)	(14,668)	(9,437)
Exploration expenses	(887)	(687)	(803)
Depreciation, depletion and amortization	(10,415)	(9,005)	(8,661)
Impairment of oil and gas properties	(1,218)	3,107	(7,364)
Other operating expenses	3,012	820	(1,020)
Results before income tax expenses	48,332	35,151	7,110
Income tax expenses	(16,433)	(11,951)	(2,417)
Results of operations (excluding corporate overhead and interest costs)	31,899	23,200	4,693
Oil Products [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	1,153	974	763
Intersegment	76,579	54,479	33,524
Net operation revenues	77,732	55,453	34,287
Production costs	(19,975)	(14,601)	(9,378)
Exploration expenses	(719)	(685)	(796)
Depreciation, depletion and amortization	(10,373)	(8,959)	(8,611)
Impairment of oil and gas properties	(1,216)	3,107	(7,364)
Other operating expenses	3,000	809	(825)
Results before income tax expenses	48,449	35,124	7,313
Income tax expenses	(16,474)	(11,984)	(2,486)
Results of operations (excluding corporate overhead and interest costs)	31,975	23,141	4,827
Oil Products [member] | South America [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	158	131	108
Net operation revenues	158	131	108
Production costs	(75)	(67)	(59)
Exploration expenses	(168)	(2)	(7)
Depreciation, depletion and amortization	(42)	(46)	(50)
Impairment of oil and gas properties	(2)
Other operating expenses	(1)	15	(2)
Results before income tax expenses	(130)	31	(10)
Income tax expenses	44	(11)	3
Results of operations (excluding corporate overhead and interest costs)	(86)	20	(7)
Oil Products [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Sales to third parties	158	131	108
Net operation revenues	158	131	108
Production costs	(75)	(67)	(59)
Exploration expenses	(168)	(2)	(7)
Depreciation, depletion and amortization	(42)	(46)	(50)
Impairment of oil and gas properties	(2)
Other operating expenses	12	11	(195)
Results before income tax expenses	(117)	27	(203)
Income tax expenses	41	33	69
Results of operations (excluding corporate overhead and interest costs)	(76)	59	(134)
Oil Products [member] | North America [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses	(8)	114	(167)
Results before income tax expenses	(8)	114	(167)
Income tax expenses			57
Results of operations (excluding corporate overhead and interest costs)	(8)	114	(110)
Oil Products [member] | Gaspetro [member] [Default Label]
IfrsStatementLineItems [Line Items]
Other operating expenses	21	(118)	(26)
Results before income tax expenses	21	(118)	(26)
Income tax expenses	(3)	43	9
Results of operations (excluding corporate overhead and interest costs)	19	(75)	(17)
Equity Portfolio Amount
IfrsStatementLineItems [Line Items]
Sales to third parties	275	220	148
Net operation revenues	275	220	148
Production costs	(41)	(44)
Depreciation, depletion and amortization	(42)	(38)	(57)
Other operating expenses	(22)	(17)	(158)
Results before income tax expenses	170	121	(121)
Income tax expenses			41
Results of operations (excluding corporate overhead and interest costs)	$ 170	$ 121	$ (80)